Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	9/23/12-10/31/12
Distribution Date	11/15/12
Transaction Month	1
30/360 Days	28
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$337,000,000.00	1.0000000	$273,551,435.94	0.8117253	$63,448,564.06
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,511,230,000.00	1.0000000	$1,447,781,435.94	0.9580153	$63,448,564.06

Weighted Avg. Coupon (WAC)	3.91%		3.93%
Weighted Avg. Remaining Maturity (WARM)	56.26		55.16
Pool Receivables Balance	$1,580,559,886.92		$1,521,152,239.86
Remaining Number of Receivables	84,244		82,931

Adjusted Pool Balance	$1,556,359,840.59		$1,498,009,649.80

III. COLLECTIONS

Principal:
Principal Collections	$59,372,884.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$16,780.52
Total Principal Collections	$59,389,664.97

Interest:
Interest Collections	$6,333,104.39
Late Fees & Other Charges	$66,157.09
Interest on Repurchase Principal	$-
Total Interest Collections	$6,399,261.48

Collection Account Interest	$1,104.40
Reserve Account Interest	$171.97
Servicer Advances	$-

Total Collections	$65,790,202.82

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	9/23/12-10/31/12
Distribution Date	11/15/12
Transaction Month	1
30/360 Days	28
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$65,790,202.82
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$73,572,002.02
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,712,273.21		$1,712,273.21	$1,712,273.21
Collection Account Interest					$1,104.40
Late Fees & Other Charges					$66,157.09
Total due to Servicer					$1,779,534.70

2. Class A Noteholders Interest:
Class A-1 Notes		$62,438.61		$62,438.61
Class A-2 Notes		$155,244.44		$155,244.44
Class A-3 Notes		$185,912.22		$185,912.22
Class A-4 Notes		$85,779.87		$85,779.87

Total Class A interest:		$489,375.14		$489,375.14	$489,375.14

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$23,735.76		$23,735.76	$23,735.76

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$48,993.16		$48,993.16	$48,993.16

Available Funds Remaining:					$63,448,564.06

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$63,448,564.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$63,448,564.06
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$73,140,736.19		$63,448,564.06
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$63,448,564.06

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificate holder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,200,046.33
Beginning Period Amount	$24,200,046.33
Current Period Amortization	$1,057,456.27
Ending Period Required Amount	$23,142,590.06
Ending Period Amount	$23,142,590.06
Next Distribution Date Amount	$22,109,564.95

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	9/23/12-10/31/12
Distribution Date	11/15/12
Transaction Month	1
30/360 Days	28
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$45,129,840.59	$50,228,213.86	$59,920,385.99
Overcollateralization as a % of Original Adjusted Pool		2.90%	3.23%	3.85%
Overcollateralization as a % of Current Adjusted Pool		2.90%	3.35%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.50%	82,517	99.42%	$1,512,349,644.81
30 - 60 Days	0.46%	385	0.54%	$8,150,836.99
61 - 90 Days	0.03%	28	0.04%	$632,413.83
91 + Days	0.00%	1	0.00%	$19,344.23
		82,931		$1,521,152,239.86
Total
Delinquent Receivables 61 + days past due	0.03%	29	0.04%	$651,758.06
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.01%		0.01%

Repossession in Current Period		10		$213,418.50
Repossession Inventory		9		$204,232.64

Charge-Offs
Gross Principal of Charge-Off for Current Period				$34,762.61
Recoveries				$(16,780.52)
Net Charge-offs for Current Period				$17,982.09

Beginning Pool Balance for Current Period				$1,580,559,886.92

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.00%

Cumulative Net Losses for All Periods				$17,982.09
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$9,266,502.73
Number of Extensions				412

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